Fees Summary	Jun. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,286,939	[1]
Previously Paid Amount	818.45
Total Fee Amount	1,268.73
Total Offset Amount
Net Fee	$ 450.28

[1]	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value S0.0001 per share (“Common Stock”), of Heritage Distilling Holding Company, Inc. (the “Registrant”) as may be issued or issuable resulting from stock splits, stock dividends or similar transactions.